SHAREHOLDERS' EQUITY - Stock Option Plan - Additional Information (Details) - Stock Option Plan - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Options exercisable (in shares)	4,130,921
Options exercisable, weighted average exercise price (in dollars per share)	$ 17.12
Options exercisable, weighted average remaining contractual term	9 months 18 days
Options exercisable, aggregate intrinsic value	$ 0.0	$ 0.0	$ 0.0
Total intrinsic value of options exercised	$ 1.9	$ 0.0	$ 0.0